Other Non-Current Financial Assets (Tables)	12 Months Ended
Mar. 31, 2024
Other Non-Current Financial Assets [Abstract]
Schedule of Other Non-Current Financial Assets	Other non-current financial assets consists of the following:
	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Deposits	$285,523	$275,049
	$285,523	$275,049